UBS Asset Management
1285 Avenue of the Americas
12th floor
New York, NY 10019-6114

Tammie Lee
Associate General Counsel
Tel: 212/882-5572
Fax: 212/882-5472

March 1, 2016

Via EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Attn:  Ms. Ashley Vroman-Lee

Re:	The UBS Funds (the “Trust”)
File Nos. 033-47287; 811-06637

Dear Ms. Vroman-Lee:

On behalf of the above-referenced Trust, following are the responses to the Staff’s comments conveyed with regard to Post-Effective Amendment No. 118 and Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 17, 2015 pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), relating to the creation of the UBS Total Return Bond Fund (the “Fund”).  Each comment is summarized below, followed by the Trust’s response to the comment.  Capitalized terms not otherwise defined in this letter have the meanings assigned to them in the Amendment.

1.           Comment.                      Please include the 2% redemption fee for Class P shares in the fees and expenses table.

Response.                      The requested change has been made.

2.           Comment.                      Please provide the fees and expenses for the Total Annual Operating Expenses table.

Response.                      The fees and expenses for the Total Annual Operating Expenses table are as follows:

	Class A	Class C	Class P
Management fees	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25	0.75	None

Other expenses2	0.31	0.31	0.31
Total annual fund operating expenses	1.06	1.56	0.81
Less management fee waiver/expense reimbursements	0.31	0.31	0.31
Total annual fund operating expenses after management fee waiver/expense reimbursements3	0.75	1.25	0.50

1  Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
2  ”Other expenses” are based on estimates for the current fiscal year.
3  The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc. (formerly, UBS Global Asset Management (Americas) Inc.), the Fund’s investment advisor (“UBS AM (Americas)” or the “Advisor”), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) to the extent necessary so that the Fund’s ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses), through the period ending October 27, 2017, do not exceed 0.75% for Class A shares, 1.25% for Class C shares and 0.50% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, the UBS AM (Americas)’s three year recoupment rights will survive.

3.           Comment.                      Please amend the disclosure with respect to the Fee Waiver and Expense Limitation Agreement to state that the Advisor will not recoup fees if the Agreement is terminated because such recoupment can be considered a penalty of termination.

Response.                      The Registrant respectfully declines to amend the Fee Waiver and Expense Assumption Agreement.  The Fee Waiver and Expense Assumption Agreement is a contractual arrangement between the Registrant and the investment advisor, in which the investment advisor is agreeing to waive fees owed to it, and assume expenses that the Fund is obligated to pay.  The reimbursement period does not exceed three years and a reimbursement may not cause the total annual expenses of the Fund to exceed the rate of the waiver.  The Registrant believes that this arrangement is fair to both the Advisor and the Fund and is a standard arrangement in the mutual fund industry.

4.           Comment.                      Please add a statement to the Portfolio turnover section of the Prospectus that states that portfolio turnover is not available because the Fund is new.

Response.                      The requested change has been made.

5.           Comment.                      The 80% policy adopted by the Fund, in order to comply with Rule 35d-1 of the 1940 Act, states that the Fund will invest 80% of its net assets in fixed income securities and/or instruments that provide exposure to fixed income securities.  To be more consistent with Rule 35d-1, the Fund should reference “bonds” rather than “fixed income securities” in its 80% policy.

Response.                      The requested change has been made.  The Fund will, however, define “bonds” to include the same instruments that it used to define “fixed Income securities.”  This is consistent will the SEC staff’s long held position that the term “bond” does not denote a certain maturity length.

6.           Comment.                      In order to comply with Rule 35d-1 of the 1940 Act, the 80% policy adopted by the Fund states that the Fund will invest 80% of its net assets in fixed income securities and/or instruments that provide exposure to fixed income securities.  Please explain the use of the prong of the 80% policy that includes “instruments that provide exposure to fixed income securities.”

Response.                      The prong of the 80% policy that includes “instruments that provide exposure to fixed income securities” is in reference to the derivatives that provide exposure to the fixed income markets in which the Fund may invest to satisfy its 80% policy.

7.           Comment.                      As the Fund includes investments in derivative instruments in its 80% policy, please add disclosure relating to how such derivative instruments are quantified for purposes of calculating whether the Fund is in compliance with its 80% policy.

Response.                      The value of such derivative instruments are calculated for purposes of the Fund’s compliance with its 80% policy in the same manner that the value of such derivative instruments are calculated according to the Fund’s valuation policies and procedures for purposes of determining the Fund’s net asset value.

8.           Comment.                      Please confirm that CLOs are not a principal investment of the Fund.

Response.                      CLOs are not a principal investment of the Fund.

9.           Comment.                      Please include mortgage-backed securities risk and asset-backed securities risk as principal risks of the Fund.

Response.                      The requested change has been made.

10.           Comment.                      The Fund may invest up to 25% of its assets in emerging market securities.  Please include a risk for emerging markets securities separate from foreign investing risk.

Response.                      The requested change has been made.

11.           Comment.                      Please confirm that the portfolio managers listed in the summary section of the Prospectus are primarily and jointly responsible for day-to day management of the Fund.

Response.                      The portfolio managers listed in the summary section of the Prospectus are primarily and jointly responsible for day-to day management of the Fund.

12.           Comment.                      The risk disclosure in response to Item 9 of Form N-1A should be a more fulsome discussion of the risks disclosed in the summary section of the prospectus.

Response.                      The Registrant believes that the disclosure in response to Item 9 is compliant with the requirements of Form N-1A.

In connection with the Trust’s responses to the SEC Staff’s comments on the Amendment, as requested by the Staff, the Trust acknowledges that:  (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the Trust’s filings; (ii) Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and (iii) the Trust may not assert Staff comments as a defense in any proceeding initiated by the SEC under the federal securities laws of the United States.

Please do not hesitate to contact Jana L. Cresswell, Esquire at (215) 564-8048, if you have any questions or wish to discuss any of the responses presented above.

Very truly yours,

/s/ Tammie Lee
Tammie Lee
Vice President and Assistant Secretary
The UBS Funds

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